FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT

NOTE 8 — FAIR VALUE MEASUREMENT

Upon the consummation of the Company’s initial public offering on November 25, 2024, the Notes Payable and Warrant Liabilities in the following table were exchanged and reclassified into equity (see Note 5), and were $0 as of December 31, 2024. The following table presents information about the Company’s financial liabilities that were previously measured at fair value on a recurring basis and indicates the fair value hierarchy of the valuation as of December 31, 2023 under Level 3.

	Fair Value Measurement as of
	December 31, 2024	December 31, 2023
2022 and 2023 Convertible Notes	$—	$36,283,891
Whiskey Special Ops 2023 Notes	—	1,452,562
Warrant Liabilities 2022 and 2023 Convertible Notes	—	794,868
Warrant Liabilities Whiskey Special Ops	—	1,512,692
Total Liabilities at Fair Value	$—	$40,044,013

In November of 2023, the 2022 and 2023 Convertible Notes were exchanged (contingent upon the consummation of the Company’s initial public offering) for common stock and prepaid warrants effective as of June 30, 2023. (See Note 5.) Through November 25, 2024, the $21,005,722 decrease in fair value of the 2022 and 2023 Convertible Notes in 2024, was included as a gain in the change in fair value of convertible notes in the Company’s 2024 consolidated statement of operations. As further discussed below, such valuation reflecting the fixed number of shares and prepaid warrants exchanged for the convertible notes as impacted by the valuation methodologies and inputs, including an estimated common stock share value of $7.50 ($13.16 post-split) per share as of March 31, 2024; as compared to a subsequent share value of $4.00 per share, upon the November 25, 2024 initial public offering at $4.00 per share.

As of June 30, 2024, the then outstanding $13,978,467 in aggregate fair value, of the Whiskey Notes and related Warrants (Warrant Liability), in accordance with a Subscription Exchange Agreement, exchanged (contingent upon the consummation of the Company’s initial public offering) for a total of 2,399,090 shares of common stock and 546,927 prepaid warrants to purchase common stock. Through November 25, 2024, the $6,977,656 increase in fair value of the Whiskey Notes in 2024, was included as a loss in the change in fair value of convertible notes in the Company’s 2024 consolidated statement of operations. As further discussed below, such valuation reflecting the fixed number of shares and prepaid warrants exchanged for the convertible notes as impacted by the valuation methodologies and inputs, including an estimated common stock share value of $7.50 ($13.16 post-split) per share as of March 31, 2024; as compared to a subsequent share value of $4.00 per share, upon the November 25, 2024 initial public offering at $4.00 per share.

As further discussed in Note 7, the Convertible Notes (and related Warrant Liabilities) remained as liabilities on the balance sheet, and the change in their fair value continued to be recognized as Other Income/(Expense) in the Statement of Operations, until November 25, 2024 (the date of the Company’s initial public offering — which was the remaining prerequisite for the unconditional conversion of the outstanding indebtedness and related warrants into equity).

Valuation of Acquisition Contingency Liability — In conjunction with the February 21,2024 acquisition of Thinking Tree Spirits, for the quarter ended March 31, 2024, the Company recorded estimated fair values of $847,762 for payments in the form of Company common stock (including: $670,686 in common stock of the Company; $50,000 of post-closing accounting true-ups; and $127,076 in estimated future contingent payments). The acquisition was recorded at estimated fair values, based on the payments made, and a fair value probability applied to the contingent earn out payments. The fair value of the acquisition will be re-measured for each subsequent reporting period until resolution of the contingent earn out payments, and any increases or decreases in fair value will be recorded in the income statement as an operating loss or gain. The recorded fair value of the acquisition was reviewed as of December 31, 2024, with no change in fair value deemed necessary. (See Note 10.)

Heritage Distilling Holding Company, Inc.

Notes to Consolidated Financial Statements

NOTE 8 — FAIR VALUE MEASUREMENT (cont.)

Valuation of Convertible Notes — The fair value of the Convertible Notes as of November 25, 2024 (the date of the Company’s initial public offering — which was the remaining prerequisite for the unconditional conversion of the outstanding indebtedness and related warrants into equity) was based on the Company’s initial public offering price (which was also the basis for the conversion price for the shares of common stock into which the Convertible Notes converted) of $4.00 per share. The fair value of the Convertible Notes at issuance and at each reporting period (through November 25, 2024) was estimated based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy. The Company used a probability weighted expected return method (“PWERM”) and the Discounted Cash Flow (“DCF”) method to incorporate estimates and assumptions concerning the Company’s prospects and market indications into a model to estimate the value of the notes. The most significant estimates and assumptions used as inputs in the PWERM and DCF valuation techniques impacting the fair value of the Convertible Notes are the timing and probability of an IPO, deSPAC Merger and default scenario outcomes (see the table below). Specifically, the Company discounted the cash flows for fixed payments that were not sensitive to the equity value of the Company at payment by using annualized discount rates that were applied across valuation dates from issuance dates of the Convertible Notes to their unconditional conversion at the initial public offering price of $4.00 per share on November 25, 2024. The discount rates were based on certain considerations including time to payment, an assessment of the credit position of the Company, market yields of companies with similar credit risk at the date of valuation estimation, and calibrated rates based on the fair value relative to the original issue price from the Convertible Notes.

Upon the consummation of the Company’s initial public offering on November 25, 2024, the 2022 and 2023 Notes in the following table were exchanged and reclassified into equity (see Note 5), and were $0 as of December 31, 2024, The significant unobservable inputs that were included in the valuation of the 2022 and 2023 Convertible Notes as of December 31, 2023 include:

	December 31, 2023
Significant Unobservable Input	Input Range	Weighted Average
Discount Rate	48.5%	48.5%
Expected Term (in years)	0.122 – 1.081	0.122 – 1.081
Probability Scenarios
IPO	70%
deSPAC	0%
Default/Dissolution/Forced Liquidation	20%
Held to Maturity	10%

Upon the consummation of the Company’s initial public offering on November 25, 2024, the Whiskey Special Ops 2023 Notes in the following table were exchanged and reclassified into equity (see Note 5), and were $0 as of December 31, 2024, The significant unobservable inputs that were included in the valuation of the Whiskey Special Ops 2023 Notes as of December 31, 2023 include:

	December 31, 2023
Significant Unobservable Input	Input Range	Weighted Average
Discount Rate	54%	91.3%
Expected Term (in years)	0.125 – 0.667	0.125 – 0.667
Probability Scenarios
IPO	70%
deSPAC	0%
Default/Dissolution/Forced Liquidation	20%
Held to Maturity	10%

Heritage Distilling Holding Company, Inc.

Notes to Consolidated Financial Statements

NOTE 8 — FAIR VALUE MEASUREMENT (cont.)

Valuation of Warrant Liabilities — The fair value of the warrant liabilities as of November 25, 2024 (the date of the Company’s initial public offering — which was the remaining prerequisite for the unconditional conversion of the warrant liabilities into equity) was based on the Company’s initial public offering price of $4.00 per share. The fair value of the warrant liabilities at issuance and at each reporting period (through November 25, 2024) was estimated based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy. The warrants are free-standing instruments and determined to be liability-classified in accordance with ASC 480. The Company used the PWERM and the Monte Carlo Simulation (“MCS”) to incorporate estimates and assumptions concerning the Company’s prospects and market indications into the models to estimate the value of the warrants. The most significant estimates and assumptions used as inputs in the PWERM and MCS valuation techniques impacting the fair value of the warrant liabilities until their unconditional conversion at the initial public offering price of $4.00 per share on November 25, 2024, are the timing and probability of IPO, deSPAC Merger and default scenario outcomes (see the table below). The most significant estimates and assumptions used as inputs in the PWERM and MCS valuation techniques impacting the fair value of the warrant liabilities are those utilizing certain weighted average assumptions such as expected stock price volatility, expected term of the warrants, and risk-free interest rates.

Upon the consummation of the Company’s initial public offering on November 25, 2024, the 2022 Convertible Promissory Notes warrant liabilities were exchanged and reclassified into equity (see Note 5), and were $0 as of December 31, 2024. The significant unobservable inputs that were included in the valuation of the 2022 Convertible Promissory Notes warrant liabilities as of December 31, 2023, include:

	December 31, 2023
Significant Unobservable Input	Input Range	Weighted Average
Expected Term (in years)	0.122 – 1.081
Volatility	70%	70%
Risk-free Rate	74%	74%
Probability scenarios
IPO	70%
deSPAC	0%
Default/Dissolution/Liquidation	20%
Held to Maturity	10%

Upon the consummation of the Company’s initial public offering on November 25, 2024, the Whiskey Special Ops 2023 Notes warrant liabilities were exchanged and reclassified into equity (see Note 5), and were $0 as of December 31, 2024,The significant unobservable inputs that were included in the valuation of the Whiskey Special Ops 2023 Notes warrant liabilities as of December 31, 2023, include:

	December 31, 2023
Significant Unobservable Input	Input Range	Weighted Average
Expected Term (in years)	0.125 – 4.667
Volatility	70%	70%
Risk-free Rate	3.87%	3.87%
Probability scenarios
IPO	70%
deSPAC	0%
Default/Dissolution/Liquidation	20%
Held to Maturity	10%

Heritage Distilling Holding Company, Inc.

Notes to Consolidated Financial Statements

NOTE 8 — FAIR VALUE MEASUREMENT (cont.)

The following table provides a roll forward of the aggregate fair values of the Company’s financial instruments described above, for which fair value is determined using Level 3 inputs:

	2022 and 2023 Convertible Notes	Whiskey Special Ops Notes	2022 Notes Warrant Liabilities	Whiskey Special Ops Notes Warrant Liabilities
Balance as of January 1, 2022	$8,041,000	$—	$433,000	$—
Issuances	5,577,125	1,353,473	12,874	1,621,527
Change in Fair Value	22,665,765	99,089	348,994	(108,835)
Balance as of December 31, 2023	36,283,890	1,452,562	794,868	1,512,692
Issuances	—	3,353,850	—	302,020
Change in Fair Value	(21,005,722)	6,977,656	1,078,132	(1,814,712)
Converted to Equity	$(15,278,168)	$(11,784,068)	$(1,873,000)	$—
Balance as of December 31, 2024	$—	$—	$—	$—